Fair Value Measurements	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements

21.  Fair Value Measurements

Assets and Liabilities Measured and Disclosed at Fair Value on a Recurring Basis

In accordance with ASC 820, the Group measures term deposits and short term investments, restricted cash, available-for-sale debt investments, financial assets — contingent returnable consideration and forward contract at fair value on a recurring basis.

The following table sets forth the financial instruments, measured at fair value on a recurring basis, by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at Reporting Date Using
	Carrying Value on Balance Sheets	Quote Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2018:
Assets:
Term deposits and short term investments	912,594	93,398	819,196	—
Restricted cash	269,648	269,648	—	—
Available-for-sale debt investments	1,961,474	—	—	1,961,474
Financial assets — contingent returnable consideration	18,211	—	—	18,211
As of December 31, 2019:
Assets:
Term deposits and short term investments	1,271,889	488,488	783,401	—
Restricted cash	82,934	82,934	—	—
Available-for-sale debt investments	2,014,537	—	—	2,014,537
Financial assets — contingent returnable consideration	98,473	—	—	98,473
Liability:
Forward contract in relation to future disposal of investments in Particle	15,988	—	—	15,988

21.  Fair Value Measurements (Continued)

Assets and Liabilities Measured and Disclosed at Fair Value on a Recurring Basis (continued)

The following table sets forth the reconciliation of the fair value measurements of available-for-sale debt investments from January 1, 2017 to December 31, 2019 (in thousands):

Fair Value Measurements of Available-for-sale Debt Investments
RMB
Beginning balance as of January 1, 2017	939,432
Change in fair value	321,538
Currency translation adjustment	(64,640)
Ending balance as of December 31, 2017	1,196,330
Change in fair value	698,592
Currency translation adjustment	64,552
Additional investments	2,000
Ending balance as of December 31, 2018	1,961,474
Change in fair value	1,385,379
Disposal of part available-for-sale debt investments	(1,390,031)
Currency translation adjustment	57,715
Ending balance as of December 31, 2019	2,014,537

Term deposits. The fair values of term deposits placed with banks with original maturity of more than three months and up to one year are determined based on the pervasive interest rates in market as stated in the contracts with the banks. The Group classifies the valuation techniques that use the interest rates input as Level 1 of fair value measurement.

Short term investments. Short term investments represent interest-bearing deposit placed with financial institutions which are restricted to withdrawal and use. The investments are issued by commercial bank in the PRC with a variable interest rate indexed to performance of underlying assets. To estimate fair value, the Group refers to the quoted rate of return provided by banks at the end of each period using the discounted cash flow method. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

21.  Fair Value Measurements (Continued)

Assets and Liabilities Measured and Disclosed at Fair Value on a Recurring Basis (continued)

Restricted cash. The Group’s restricted cash represents deposits that are restricted to withdrawal or usage. The fair values of restricted cash are determined based on the pervasive interest rate in the market. The Group classifies the valuation techniques that use the pervasive interest rates input as Level 1 of fair value measurement.

Available-for-sale debt investments. Available-for-sale debt investments mainly represent the investments of convertible redeemable preferred shares in Particle. In accordance with ASC 820, the Group measures available-for-sale debt investments at fair value on a recurring basis. The fair values of the investments in Particle were determined based on the discounted cash flow model as of December 31, 2017. As the Company entered into a binding letter of intent (the “LOI”) in February 2019, the fair values of the investments in Particle were determined based on the scenario analysis, the weighted average valuation results derived from both the discounted cash flow model and the market approach, and the probability of each scenario as of December 31, 2018. As the Company has completed delivery of the first batch of 94,802,752 preferred shares of Particle to the Proposed Buyers in 2019, the fair values of the investments in Particle as of December 31, 2019 were determined based on a valuation technique under the market approach, known as guideline company method, where financial ratios of comparable companies were analyzed to determine the value of Particle, as well as using observable transactions of Particle’s shares. The Group classifies the valuation techniques that use unobservable inputs as Level 3 of fair value measurements.

The key inputs used in valuation of available-for-sale debt investments as of December 31, 2017, 2018 and 2019 were as follow:

	As of December 31,
	2017	2018		2019
		Under the Status Quo	Under the Trade Sale
		Scenario*	Scenario**
Discount rate	23%	22.5%	17%	N/A
Lack of marketability discount (“DLOM”)	25%	20%	15%	5%
Volatility	45.3%	44.5%	44.8%	45.7%
Revenue growth rate	5.0%-93.8%	3.7%-75.8%	3.7%-75.8%	N/A
Terminal growth rate	3%	3%	3%	N/A
Control premium	N/A	N/A	30%	N/A
Probability of each scenario	N/A	60%	40%	N/A

*Under the status quo scenario, the Company would not close the transaction contemplated under the LOI, and would keep holding the investments of convertible redeemable preferred shares in Particle and maintain the status quo.

**Under the trade sale scenario, the Company would close the transaction contemplated under the LOI, and the Company would go through trade sales on the investments of convertible redeemable preferred shares in Particle.

Financial assets — contingent returnable consideration. The financial assets represented the fair value of the Group’s right to receive the contingent returnable consideration, subject to certain price adjustment mechanisms based on Yitian Xindong’s operating and financial performance in 2019 and 2020. The Group assesses the probability of whether Yitian Xindong’s operating and financial performance targets in 2019 and 2020 could be achieved at each reporting period, and adjusts the fair value of the financial assets accordingly based on its probability assessment. Inputs used in the probability assessment include future cash flows, discount rate, and the selection of probability. The fair values of these investments were categorized as Level 3 of fair value measurements. The following table sets forth the reconciliation of the fair value measurements of financial assets — contingent returnable consideration from January 1, 2018 to December 31, 2019 (in thousands):

21.  Fair Value Measurements (Continued)

Assets and Liabilities Measured and Disclosed at Fair Value on a Recurring Basis (continued)

Fair Value Measurements of Financial Assets — Contingent Returnable Consideration
RMB
Beginning balance as of January 1, 2018	—
Acquisition of Yitian Xindong	18,211
Ending balance as of December 31, 2018	18,211
Acquisition of noncontrolling interests in Yitian Xindong	18,211
Change in fair value	62,051
Ending balance as of December 31, 2019	98,473

Forward contract in relation to future disposal of investments in Particle. Forward contract in relation to future disposal of investments in Particle represented the derivative forward contract resulting from the Supplemental Agreement between the Proposed Buyers and the Company, which states the payment of the agreed-upon price in exchange for the second batch of preferred shares of Particle on or before August 10, 2020, and thus should be recognized as asset or liability and measured at fair value. The fair values of forward contract in relation to future disposal of investments in Particle were determined based on a valuation technique using inputs including fair value of the underlying assets, risk-free interest rate, term and the delivery price in the Supplemental Agreement. The Group classifies the valuation techniques that use unobservable inputs as Level 3 of fair value measurements.

Assets and Liabilities Measured and Disclosed at Fair Value on a Non-Recurring Basis

The Group’s non-financial long-lived assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

The Group uses a combination of valuation methodologies, including market and income approaches based on the Group’s best estimate to determine the fair value of these non-financial assets. Inputs used in these methodologies primarily included future cash flows, discount rate, expected volatility and the selection of comparable companies operating in similar businesses.

For equity investments without readily determinable fair values accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value. The non-recurring fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Company. These non-recurring fair value measurements were measured as of the observable transaction dates. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as volatility of comparable companies and probability of exit events as it relates to liquidation and redemption preferences.

Accounts receivable, amounts due from related parties, prepayments and other current assets, accounts payable, amounts due to related parties, salary and welfare payable, accrued expense, short-term bank loans and other current liabilities are financial assets or liabilities with carrying values that approximate fair value due to their short term nature.